UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bocage Capital, LLC

Address:   One Market Street
           Spear Street Tower
           Suite 3780
           San Francisco, CA 94105


Form 13F File Number: 028-14746


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Ashby
Title:  Chief Compliance Officer
Phone:  (415) 963-8850

Signature,  Place,  and  Date  of  Signing:

/s/ Peter K. Ashby                 San Francisco, CA                  8/23/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      264,623
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANADARKO PETE CORP           COM              032511107    14780   223267 SH       SOLE                 223267      0    0
CF INDS HLDGS INC            COM              125269100    18289    94398 SH       SOLE                  94398      0    0
CHESAPEAKE ENERGY CORP       COM              165167107    27900  1500000 SH  PUT  SOLE                1500000      0    0
CLIFFS NATURAL RESOURCES INC COM              18683K101     9456   191838 SH       SOLE                 191838      0    0
CLOUD PEAK ENERGY INC        COM              18911Q102    11485   679189 SH       SOLE                 679189      0    0
DOMTAR CORP                  COM NEW          257559203    14457   188460 SH       SOLE                 188460      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140    16897   540015 SH       SOLE                 540015      0    0
EQT CORP                     COM              26884L109     9383   174961 SH       SOLE                 174961      0    0
HOLLYFRONTIER CORP           COM              436106108    12796   361159 SH       SOLE                 361159      0    0
INTL PAPER CO                COM              460146103     9161   316888 SH       SOLE                 316888      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    14824   368119 SH       SOLE                 368119      0    0
MERCER INTL INC              COM              588056101     1943   340260 SH       SOLE                 340260      0    0
METHANEX CORP                COM              59151K108    13393   481086 SH       SOLE                 481086      0    0
NOBLE ENERGY INC             COM              655044105    14728   173640 SH       SOLE                 173640      0    0
NORANDA ALUM HLDG CORP       COM              65542W107     3574   448934 SH       SOLE                 448934      0    0
NRG ENERGY INC               COM NEW          629377508     2910   167603 SH       SOLE                 167603      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105    34308   400000 SH  CALL SOLE                 400000      0    0
PETROLOGISTICS LP            UNIT LTD PTH INT 71672U101     3616   336080 SH       SOLE                 336080      0    0
ROCK-TENN CO                 CL A             772739207     7008   128465 SH       SOLE                 128465      0    0
SCORPIO TANKERS INC          SHS              Y7542C106     2013   314951 SH       SOLE                 314951      0    0
SUNCOKE ENERGY INC           COM              86722A103     1664   113611 SH       SOLE                 113611      0    0
SUNCOR ENERGY INC NEW        COM              867224107     6891   238023 SH       SOLE                 238023      0    0
WESTERN REFNG INC            COM              959319104    13147   590328 SH       SOLE                 590328      0    0


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